Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

The Company has evaluated subsequent events through March 7, 2013, the date the consolidated financial statements have been issued, and determined that there have been no events that have occurred that would require adjustments to its disclosures in the consolidated financial statements except for the following:

Completion of Acquisitions of Assets

The following table presents certain information about the properties that the Company acquired from January 1, 2013 to February 28, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012	507	13,009,361	$1,529,811
Acquisitions	26	808,268	151,232
Total portfolio – February 28, 2013	533	13,817,629	$1,681,043
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(1)	Contract purchase price, excluding acquisition and transaction related costs.

The acquisitions made subsequent to December 31, 2012 were made in the normal course of business and none were individually significant to the total portfolio.

Investments Securities

During February 2013, the Company sold all of its investment securities for $44.2 million.